Segment information - Revenue by location of customers (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	£ 11,233	£ 11,302	£ 10,858
UK
Disclosure of operating segments [line items]
Revenue	384	381	348
US
Disclosure of operating segments [line items]
Revenue	3,616	3,755	3,692
China
Disclosure of operating segments [line items]
Revenue	987	966	907
Rest of World
Disclosure of operating segments [line items]
Revenue	£ 6,246	£ 6,200	£ 5,911